Schedule of hire purchase liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total outstanding			$ 3,139.00	$ 7,384
Less: Interest-in-suspense			(41.00)	(124)
Principal outstanding			3,098.00	7,260
Less: Amount due within 12 months (shown under current liabilities)			$ (3,098.00)	(7,260)
Hire purchase liabilities Total